UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“RFI-NQ inserts”

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 76.4%
DIVERSIFIED 6.7%
American Assets Trust	75,571	$1,356,499
Forest City Enterprises(a)	25,031	266,831
Lexington Realty Trust	125,000	817,500
Vornado Realty Trust	63,036	4,703,746
		7,144,576
HEALTH CARE 11.8%
Cogdell Spencer	104,753	394,919
HCP	128,116	4,491,747
Healthcare Realty Trust	51,700	871,145
LTC Properties	43,400	1,098,888
Senior Housing Properties Trust	85,948	1,851,320
Ventas	78,341	3,870,045
		12,578,064
HOTEL 3.2%
Hersha Hospitality Trust	162,319	561,624
Host Hotels & Resorts	107,751	1,178,796
Hyatt Hotels Corp., Class A(a)	37,438	1,174,430
RLJ Lodging Trust	36,000	459,720
		3,374,570
INDUSTRIAL 2.8%
First Industrial Realty Trust(a)	33,300	266,400
ProLogis	112,853	2,736,685
		3,003,085

	Number of Shares	Value
OFFICE 10.8%
Boston Properties	44,170	$3,935,547
Brandywine Realty Trust	67,572	541,252
Douglas Emmett	65,100	1,113,210
Hudson Pacific Properties	65,974	767,278
Kilroy Realty Corp.	43,838	1,372,129
Liberty Property Trust	63,262	1,841,557
Mack-Cali Realty Corp.	19,200	513,600
SL Green Realty Corp.	25,309	1,471,718
		11,556,291
RESIDENTIAL 15.7%
APARTMENT 15.0%
Apartment Investment & Management Co.	102,828	2,274,555
Associated Estates Realty Corp.	35,918	555,292
AvalonBay Communities	23,378	2,666,261
BRE Properties	18,107	766,651
Campus Crest Communities	49,343	536,852
Education Realty Trust	62,124	533,645
Equity Residential	99,244	5,147,786
Home Properties	23,100	1,311,156
Post Properties	13,499	468,955
UDR	77,696	1,720,190
		15,981,343
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	12,606	790,396
TOTAL RESIDENTIAL		16,771,739
SELF STORAGE 4.0%
CubeSmart	93,131	794,407
Extra Space Storage	27,300	508,599
Public Storage	26,376	2,936,968
		4,239,974

	Number of Shares	Value
SHOPPING CENTER 20.7%
COMMUNITY CENTER 8.8%
Acadia Realty Trust	28,298	$529,173
DDR Corp.	103,709	1,130,428
Federal Realty Investment Trust	18,584	1,531,508
Kimco Realty Corp.	138,967	2,088,674
Regency Centers Corp.	48,192	1,702,623
Saul Centers	24,700	835,107
Urstadt Biddle Properties, Class A	51,423	821,225
Weingarten Realty Investors	35,954	761,146
		9,399,884
REGIONAL MALL 11.9%
General Growth Properties	164,047	1,984,969
Simon Property Group	97,257	10,696,325
		12,681,294
TOTAL SHOPPING CENTER		22,081,178
SPECIALTY 0.7%
DuPont Fabros Technology	39,822	784,095
TOTAL COMMON STOCK (Identified cost—$70,563,585)		81,533,572
PREFERRED SECURITIES—$25 PAR VALUE 18.1%
BANK—FOREIGN 0.2%
National Westminster Bank PLC, 7.76%, Series C	13,358	238,974
INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.375%	15,000	286,800
INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Qwest Corp., 7.50%, due 9/15/51	15,000	373,200

	Number of Shares	Value
REAL ESTATE 17.3%
DIVERSIFIED 3.9%
Capital Lease Funding, 8.125%, Series A	20,000	$466,600
Cousins Properties, 7.75%, Series A	26,725	659,573
DuPont Fabros Technology, 7.875%, Series A	20,000	511,400
DuPont Fabros Technology, 7.625%, Series B	10,000	250,600
Forest City Enterprises, 7.375%, Class A	38,000	817,000
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	24,900	1,023,514
Lexington Realty Trust, 7.55%, Series D	16,500	395,175
		4,123,862
HEALTH CARE 0.4%
Health Care REIT, 7.625%, Series F	14,100	359,973
Health Care REIT, 6.50%, Series I ($50 Par Value)(Convertible)	2,640	122,232
		482,205
HOTEL 3.2%
Ashford Hospitality Trust, 9.00%, Series E	30,000	722,400
Hersha Hospitality Trust, 8.00%, Series B	25,000	558,500
Hospitality Properties Trust, 7.00%, Series C	16,000	392,160
LaSalle Hotel Properties, 7.25%, Series G	8,900	215,647
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	862,050
Sunstone Hotel Investors, 8.00%, Series A	8,225	187,037
Sunstone Hotel Investors, 8.00%, Series D	20,000	426,600
		3,364,394
INDUSTRIAL 0.9%
First Potomac Realty Trust, 7.75%, Series A	15,000	363,000
ProLogis, 6.75%, Series R	25,000	589,500
		952,500
OFFICE 0.2%
Parkway Properties, 8.00%, Series D	10,000	247,500
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 6.70%, Series P	30,538	758,564

	Number of Shares	Value
RESIDENTIAL 3.0%
APARTMENT 2.3%
Alexandria Real Estate Equities, 7.00%, Series D	25,000	$606,250
Apartment Investment & Management Co., 7.75%, Series U	75,000	1,858,500
		2,464,750
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties, 8.034%, Series A	28,000	699,440
TOTAL RESIDENTIAL		3,164,190
SHOPPING CENTER 4.5%
COMMUNITY CENTER 3.0%
Cedar Shopping Centers, 8.875%, Series A	25,000	591,250
DDR Corp., 7.375%, Series H	19,900	468,048
Kite Realty Group Trust, 8.25%, Series A	10,000	225,000
Ramco-Gershenson Properties Trust, 7.25%, Series D ($50 Par Value)(Convertible)	15,000	575,550
Regency Centers Corp., 7.25%, Series D	19,020	477,402
Saul Centers, 8.00%, Series A	18,700	483,395
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	4,000	419,060
		3,239,705
REGIONAL MALL 1.5%
CBL & Associates Properties, 7.75%, Series C	16,000	387,040
CBL & Associates Properties, 7.375%, Series D	49,998	1,153,454
		1,540,494
TOTAL SHOPPING CENTER		4,780,199
SPECIALTY 0.5%
Entertainment Properties Trust, 9.00%, Series E	20,000	527,000
TOTAL REAL ESTATE		18,400,414
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$18,339,267)		19,299,388

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 1.9%
BANK 1.0%
Citigroup Capital XXI, 8.30%, due 12/21/57	500,000	$491,250
Farm Credit Bank of Texas, 10.00%, due 12/15/20 ($1000 Par Value), Series I	500	578,594
		1,069,844
FINANCE—CREDIT CARD 0.5%
Capital One Capital VI, 8.875%, due 5/15/40	500,000	509,866
INSURANCE—PROPERTY CASUALTY 0.4%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(c)	390,000	468,000
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,880,023)		2,047,710

	Principal Amount
CORPORATE BONDS 1.5%
REAL ESTATE
OFFICE 0.5%
BR Properties SA, 9.00%, due 10/29/49, 144A (Brazil)(b),(c)	$500,000	495,000
SHOPPING CENTER 1.0%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(b),(c)	500,000	515,000
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(c)	620,000	567,300
		1,082,300
TOTAL CORPORATE BONDS (Identified cost—$1,620,000)		1,577,300

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		800,000	$800,000
Federated Government Obligations Fund, 0.01%(d)		800,000	800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,600,000)			1,600,000
TOTAL INVESTMENTS (Identified cost—$94,002,875)	99.4%		106,057,970
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		601,357
NET ASSETS (Equivalent to $11.21 per share based on 9,511,857 shares of common stock outstanding)	100.0%		$106,659,327

Glossary of Portfolio Abbreviation
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)          Non-income producing security.

(b)         Illiquid security. Aggregate holdings equal 1.3% of net assets of the Fund.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.9% of net assets of the Fund, of which 0.9% are illiquid.

(d)         Rate quoted represents the seven day yield of the fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the advisor), pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$81,533,572	$81,533,572	$—	$—
Preferred Securities — $25 Par Value	19,299,388	19,299,388	—	—
Preferred Securities — Capital Securities	2,047,710	—	2,047,710	—
Corporate Bonds — Real Estate — Office	495,000	—	495,000	—
Corporate Bonds — Real Estate — Shopping Center	1,082,300	—	515,000	567,300
Money Market Funds	1,600,000	—	1,600,000	—
Total Investments	$106,057,970	$100,832,960	$4,657,710	$567,300

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock - Bank	Corporate Bonds – Real Estate - Office	Corporate Bonds – Real Estate – Shopping Center
Balance as of December 31, 2010	$725,500	$228,000	$497,500	$—
Realized loss	(6,538)	(6,538)	—	—
Transfers into Level 3	567,300	—	—	567,300
Transfers out of Level 3	(495,000)	—	(495,000)	—
Sales	(221,462)	(221,462)	—	—
Change in unrealized appreciation	(2,500)	—	(2,500)	—
Balance as of September 30, 2011	$567,300	$—	$—	$567,300

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock and corporate bonds have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$94,002,875
Gross unrealized appreciation	$16,223,719
Gross unrealized depreciation	(4,168,624)
Net unrealized appreciation	$12,055,095

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011